Quarterly Report
June 30, 2026
State Street Institutional Funds

State Street Institutional Funds
Quarterly Report
June 30, 2026
Table of Contents (Unaudited)

State Street Institutional U.S. Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 96.3% †
Aerospace & Defense - 0.8%
RTX Corp.	14,016	$2,659,256
Application Software - 1.5%
Palantir Technologies, Inc., Class A (a)	8,647	1,008,846
Salesforce, Inc.	6,649	1,041,632
Synopsys, Inc. (a)	6,590	2,939,601
		4,990,079
Automobile Manufacturers - 1.1%
General Motors Co.	22,922	1,766,828
Tesla, Inc. (a)	4,372	1,838,863
		3,605,691
Automotive Retail - 0.4%
O'Reilly Automotive, Inc. (a)	16,316	1,502,540
Biotechnology - 0.3%
Vertex Pharmaceuticals, Inc. (a)	2,019	1,002,898
Broadline Retail - 4.6%
Amazon.com, Inc. (a)	64,694	15,419,168
Construction & Engineering - 0.4%
API Group Corp. (a)	13,520	572,572
MasTec, Inc. (a)	1,768	735,594
		1,308,166
Construction Machinery & Heavy Transportation Equipment - 1.6%
Cummins, Inc.	2,073	1,478,485
Westinghouse Air Brake Technologies Corp.	14,007	3,776,287
		5,254,772
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	3,889	2,242,786
Consumer Staples Merchandise Retail - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	19,941	1,739,254
Costco Wholesale Corp.	1,113	1,041,178
Walmart, Inc.	21,629	2,449,701
		5,230,133
Copper - 0.4%
Freeport-McMoRan, Inc.	20,284	1,275,661
Data Center REITs - 0.6%
Equinix, Inc.	2,051	2,137,942
Diversified Banks - 3.6%
Bank of America Corp.	88,496	5,042,502
JPMorgan Chase & Co.	21,734	7,114,190
		12,156,692
Electric Utilities - 0.5%
NextEra Energy, Inc.	19,161	1,681,761
Electrical Components & Equipment - 1.9%
Eaton Corp. PLC	5,574	2,375,193
Emerson Electric Co.	26,624	3,811,226
		6,186,419
	Number of Shares	Fair Value
Electronic Components - 1.5%
Amphenol Corp., Class A	28,017	$4,939,957
Environmental & Facilities Services - 1.1%
Tetra Tech, Inc.	27,518	794,995
Waste Management, Inc.	13,249	2,952,937
		3,747,932
Financial Exchanges & Data - 2.1%
Intercontinental Exchange, Inc.	19,333	2,380,086
S&P Global, Inc.	10,990	4,475,787
		6,855,873
Healthcare Equipment - 2.1%
Abbott Laboratories	17,928	1,626,787
Boston Scientific Corp. (a)	68,013	2,902,795
Dexcom, Inc. (a)	7,729	520,548
IDEXX Laboratories, Inc. (a)	1,532	806,506
Intuitive Surgical, Inc. (a)	2,869	1,140,944
		6,997,580
Healthcare Supplies - 0.3%
Cooper Cos., Inc. (a)	12,791	917,243
Home Improvement Retail - 1.5%
Home Depot, Inc.	13,327	4,700,166
Lowe's Cos., Inc.	1,310	288,842
		4,989,008
Household Products - 0.5%
Procter & Gamble Co.	12,405	1,819,069
Independent Power Producers & Energy Traders - 0.3%
Vistra Corp.	5,976	947,973
Industrial Gases - 1.1%
Linde PLC	6,996	3,630,504
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	4,398	4,301,772
Insurance Brokers - 0.7%
Marsh & McLennan Cos., Inc.	14,349	2,391,548
Integrated Oil & Gas - 2.0%
Chevron Corp.	11,538	1,912,539
Exxon Mobil Corp.	35,392	4,838,794
		6,751,333
Interactive Media & Services - 9.4%
Alphabet, Inc., Class A	54,760	19,569,581
Alphabet, Inc., Class C	8,226	2,906,493
Meta Platforms, Inc., Class A	15,908	8,960,817
		31,436,891
Internet Services & Infrastructure - 0.4%
Cloudflare, Inc., Class A (a)	927	227,375
MongoDB, Inc. (a)	1,596	536,096
Snowflake, Inc. (a)	2,050	521,725
		1,285,196
Investment Banking & Brokerage - 0.7%
Robinhood Markets, Inc., Class A (a)	24,870	2,493,964
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	5,561	738,668
See Notes to Schedule of Investments.

State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Danaher Corp.	16,205	$3,086,728
Repligen Corp. (a)	2,452	334,551
Thermo Fisher Scientific, Inc.	2,829	1,418,347
		5,578,294
Movies & Entertainment - 1.3%
Netflix, Inc. (a)	45,168	3,224,995
Walt Disney Co.	11,368	1,094,170
		4,319,165
Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc., Class B (a)	7,011	3,508,234
Multi-Utilities - 1.0%
CMS Energy Corp.	9,817	751,001
Sempra	28,626	2,653,916
		3,404,917
Oil & Gas Exploration & Production - 0.4%
EQT Corp.	22,382	1,190,051
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	12,790	739,774
Passenger Ground Transportation - 1.1%
Uber Technologies, Inc. (a)	49,755	3,590,321
Pharmaceuticals - 4.0%
AstraZeneca PLC	7,224	1,369,815
Eli Lilly & Co.	5,643	6,768,383
Johnson & Johnson	13,077	3,321,166
Merck & Co., Inc.	15,338	1,970,933
		13,430,297
Property & Casualty Insurance - 0.8%
American International Group, Inc.	6,631	494,208
Chubb Ltd.	3,758	1,280,501
Progressive Corp.	4,073	889,747
		2,664,456
Real Estate Services - 0.7%
CBRE Group, Inc., Class A (a)	16,345	2,201,508
Regional Banks - 0.5%
Regions Financial Corp.	57,238	1,728,588
Restaurants - 0.4%
McDonald's Corp.	4,909	1,326,952
Semiconductor Materials & Equipment - 3.3%
Applied Materials, Inc.	11,639	8,414,997
Lam Research Corp.	6,325	2,740,812
		11,155,809
Semiconductors - 17.9%
Advanced Micro Devices, Inc. (a)(b)	17,217	10,001,527
Broadcom, Inc.	30,739	11,611,657
Micron Technology, Inc.	5,473	6,317,429
NVIDIA Corp.	148,884	29,790,200
Texas Instruments, Inc.	7,099	2,115,999
		59,836,812
Soft Drinks & Non-Alcoholic Beverages - 0.7%
Monster Beverage Corp. (a)	15,260	1,466,791
	Number of Shares	Fair Value
PepsiCo, Inc.	7,020	$950,508
		2,417,299
Specialty Chemicals - 0.3%
Ecolab, Inc.	2,083	580,345
International Flavors & Fragrances, Inc.	3,906	309,433
		889,778
Systems Software - 5.5%
Crowdstrike Holdings, Inc., Class A (a)	602	459,410
Microsoft Corp.	43,593	16,261,061
Oracle Corp.	9,293	1,361,889
ServiceNow, Inc. (a)	2,003	198,858
		18,281,218
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	57,301	16,580,617
Seagate Technology Holdings PLC	2,084	2,011,060
		18,591,677
Telecom Tower REITs - 0.2%
American Tower Corp.	4,422	723,307
Tobacco - 0.5%
Philip Morris International, Inc.	9,895	1,790,104
Trading Companies & Distributors - 1.4%
United Rentals, Inc.	3,178	3,600,325
WW Grainger, Inc.	888	1,208,035
		4,808,360
Transaction & Payment Processing Services - 2.5%
Mastercard, Inc., Class A	5,532	2,841,235
Visa, Inc., Class A	16,108	5,526,494
		8,367,729
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	3,067	514,428
Total Common Stock (Cost $178,365,234)		321,218,885
Short-Term Investment - 3.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (c)(d) (Cost $11,758,134)	11,758,134	11,758,134
Total Investments (Cost $190,123,368)		332,977,019
Other Assets and Liabilities, net - 0.2%		520,076
NET ASSETS - 100.0%		$333,497,095
See Notes to Schedule of Investments.

2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2026	24	$8,933,391	$9,057,900	$124,509
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$321,218,885	$—	$—	$321,218,885
Short-Term Investment	11,758,134	—	—	11,758,134
Total Investments in Securities	$332,977,019	$—	$—	$332,977,019
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	124,509	—	—	124,509
Total Other Financial Instruments	$124,509	$—	$—	$124,509

Affiliate Table

	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	12,123,720	$12,123,720	$68,830,063	$69,195,649	$—	$—	11,758,134	$11,758,134	$307,638
See Notes to Schedule of Investments.

State Street Institutional U.S. Equity Fund	3

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 92.5% †
Aerospace & Defense - 2.0%
AAR Corp. (a)	13,019	$1,860,806
AeroVironment, Inc. (a)	5,100	841,857
Astronics Corp. (a)	4,434	360,307
Astronics Corp., Class B (a)	886	67,336
Ducommun, Inc. (a)	6,313	1,169,231
FTAI Aviation Ltd.	7,061	1,910,212
Karman Holdings, Inc. (a)	15,400	768,768
Kratos Defense & Security Solutions, Inc. (a)	15,500	772,830
Mercury Systems, Inc. (a)	8,924	1,091,673
Woodward, Inc.	4,130	1,757,067
		10,600,087
Agricultural & Farm Machinery - 1.0%
AGCO Corp.	36,938	4,421,479
Alamo Group, Inc.	6,433	1,058,164
		5,479,643
Agricultural Products & Services - 0.9%
Darling Ingredients, Inc. (a)	88,864	4,853,752
Aluminum - 0.1%
Kaiser Aluminum Corp.	1,280	250,406
Apparel Retail - 1.5%
Abercrombie & Fitch Co., Class A (a)	4,264	383,803
Boot Barn Holdings, Inc. (a)	32,717	5,374,421
Buckle, Inc.	35,924	1,515,993
Revolve Group, Inc. (a)	42,961	983,377
		8,257,594
Apparel, Accessories & Luxury Goods - 0.1%
Kontoor Brands, Inc.	9,255	771,312
Application Software - 3.0%
ACI Worldwide, Inc. (a)	58,143	2,924,012
Alkami Technology, Inc. (a)	56,000	1,014,720
Blackbaud, Inc. (a)	35,828	1,061,225
BlackLine, Inc. (a)	36,057	1,012,120
Braze, Inc., Class A (a)	64,168	1,391,804
CCC Intelligent Solutions Holdings, Inc. (a)	300,001	1,548,005
Descartes Systems Group, Inc. (a)	2,900	200,796
D-Wave Quantum, Inc. (a)	10,260	246,137
Dynatrace, Inc. (a)	16,386	719,509
Guidewire Software, Inc. (a)	3,820	470,051
nCino, Inc. (a)	36,008	588,731
Nutanix, Inc., Class A (a)	67,500	3,439,800
Procore Technologies, Inc. (a)	7,337	298,029
Riot Platforms, Inc. (a)	7,950	217,671
Vertex, Inc., Class A (a)	92,415	1,060,924
		16,193,534
Asset Management & Custody Banks - 0.1%
StepStone Group, Inc., Class A	13,470	557,119
Automobile Manufacturers - 0.4%
Thor Industries, Inc.	28,676	2,155,288
Automotive Parts & Equipment - 1.5%
Dana, Inc.	22,181	603,545
Dorman Products, Inc. (a)	47,581	6,492,427
	Number of Shares	Fair Value
Patrick Industries, Inc.	8,651	$776,687
		7,872,659
Automotive Retail - 1.5%
Group 1 Automotive, Inc.	2,446	712,202
Murphy USA, Inc.	9,459	5,097,171
Valvoline, Inc. (a)	53,000	2,095,620
		7,904,993
Biotechnology - 3.2%
Abivax SA ADR (a)	4,660	620,992
ADMA Biologics, Inc. (a)	28,729	240,462
Agios Pharmaceuticals, Inc. (a)	12,195	452,556
Ascendis Pharma AS (a)	7,859	2,096,152
Caris Life Sciences, Inc. (a)	65,500	1,167,210
Catalyst Pharmaceuticals, Inc. (a)	25,170	791,093
Celcuity, Inc. (a)	3,260	341,061
Dianthus Therapeutics, Inc. (a)	2,460	239,801
Emergent BioSolutions, Inc. (a)	111,949	938,133
Halozyme Therapeutics, Inc. (a)	12,750	997,942
Krystal Biotech, Inc. (a)	2,494	926,945
Legend Biotech Corp. ADR (a)	17,109	494,108
Madrigal Pharmaceuticals, Inc. (a)	722	387,678
Newamsterdam Pharma Co. NV (a)	5,420	183,684
Nuvalent, Inc., Class A (a)	4,590	566,865
Oruka Therapeutics, Inc. (a)	4,960	472,043
Praxis Precision Medicines, Inc. (a)	800	267,832
PTC Therapeutics, Inc. (a)	8,950	730,052
Relay Therapeutics, Inc. (a)	26,360	493,196
Rhythm Pharmaceuticals, Inc. (a)	9,879	1,096,865
Vaxcyte, Inc. (a)	9,432	548,282
Veracyte, Inc. (a)	11,800	693,014
Vericel Corp. (a)	46,200	2,055,438
Xenon Pharmaceuticals, Inc. (a)	6,515	393,245
		17,194,649
Brewers - 0.5%
Boston Beer Co., Inc., Class A (a)	16,130	2,855,494
Broadline Retail - 0.1%
Pattern Group, Inc., Class A (a)	12,660	318,905
Building Products - 4.2%
AAON, Inc.	12,400	1,573,064
Armstrong World Industries, Inc.	25,356	4,067,610
AZZ, Inc.	9,110	1,412,505
Builders FirstSource, Inc. (a)	5,130	459,032
CSW Industrials, Inc.	23,728	6,603,502
Gibraltar Industries, Inc. (a)	39,872	1,798,227
Modine Manufacturing Co. (a)	10,435	2,786,354
Simpson Manufacturing Co., Inc.	17,019	3,562,928
UFP Industries, Inc.	4,369	396,443
		22,659,665
Cargo Ground Transportation - 0.4%
Saia, Inc. (a)	5,064	2,132,754
See Notes to Schedule of Investments.

4	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Coal & Consumable Fuels - 0.0%*
Uranium Energy Corp. (a)	22,180	$236,439
Commercial & Residential Mortgage Finance - 0.1%
PennyMac Financial Services, Inc.	8,618	750,628
Commercial Printing - 0.1%
Brady Corp., Class A	7,300	668,461
Commodity Chemicals - 0.1%
Hawkins, Inc.	3,339	474,472
Communications Equipment - 1.3%
Applied Optoelectronics, Inc. (a)	1,960	290,394
Calix, Inc. (a)	10,370	387,008
Extreme Networks, Inc. (a)(b)	198,204	6,415,863
		7,093,265
Construction & Engineering - 0.9%
API Group Corp. (a)	13,970	591,630
Everus Construction Group, Inc. (a)	1,720	285,434
Legence Corp., Class A (a)	5,880	501,152
MYR Group, Inc. (a)	4,214	2,108,686
Primoris Services Corp.	5,527	547,836
Valmont Industries, Inc.	1,808	1,044,301
		5,079,039
Construction Machinery & Heavy Transportation Equipment - 0.5%
Astec Industries, Inc.	16,778	1,026,646
Manitowoc Co., Inc. (a)	32,318	448,897
Oshkosh Corp.	5,863	899,853
Terex Corp.	4,731	342,477
		2,717,873
Construction Materials - 0.1%
Eagle Materials, Inc.	2,296	516,600
Consumer Finance - 0.7%
FirstCash Holdings, Inc.	3,530	763,610
Happen, Inc. (a)	19,570	405,882
PROG Holdings, Inc.	60,178	2,804,896
		3,974,388
Distributors - 0.3%
LKQ Corp.	56,588	1,489,962
Diversified Financial Services - 0.1%
Jackson Financial, Inc., Class A	5,533	566,524
Diversified Metals & Mining - 0.1%
Materion Corp.	2,385	709,275
Diversified REITs - 0.1%
Essential Properties Realty Trust, Inc.	11,629	347,126
Diversified Support Services - 1.3%
Healthcare Services Group, Inc. (a)	123,374	3,030,065
RB Global, Inc.	20,000	2,329,000
Vestis Corp. (a)	96,823	1,405,870
		6,764,935
	Number of Shares	Fair Value
Education Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	20,751	$1,470,831
Stride, Inc. (a)	8,918	769,088
		2,239,919
Electric Utilities - 1.0%
IDACORP, Inc. (b)	35,857	5,425,164
Electrical Components & Equipment - 0.7%
Acuity, Inc.	1,065	401,143
Array Technologies, Inc. (a)	56,045	415,293
EnerSys	4,541	1,061,777
Nextpower, Inc., Class A (a)	6,656	792,996
Regal Rexnord Corp.	3,065	730,052
Sensata Technologies Holding PLC	10,520	502,225
		3,903,486
Electronic Components - 0.9%
Belden, Inc.	5,173	620,294
Littelfuse, Inc.	8,697	3,960,005
		4,580,299
Electronic Equipment & Instruments - 2.7%
Advanced Energy Industries, Inc.	6,074	2,264,812
Crane NXT Co.	99,511	5,090,983
Novanta, Inc. (a)	21,000	3,407,040
Ralliant Corp.	27,900	2,054,277
Vontier Corp.	64,582	1,872,878
		14,689,990
Electronic Manufacturing Services - 0.6%
Plexus Corp. (a)	10,473	3,148,917
Environmental & Facilities Services - 0.3%
BrightView Holdings, Inc. (a)	79,457	1,125,906
Casella Waste Systems, Inc., Class A (a)	6,003	582,111
		1,708,017
Financial Exchanges & Data - 0.2%
MarketAxess Holdings, Inc.	9,200	1,044,108
Miami International Holdings, Inc. (a)	5,490	204,008
		1,248,116
Food Distributors - 0.5%
Chefs' Warehouse, Inc. (a)	4,961	476,752
Performance Food Group Co. (a)	21,719	2,427,967
		2,904,719
Food Retail - 0.5%
Sprouts Farmers Market, Inc. (a)	29,885	2,527,673
Footwear - 0.1%
Birkenstock Holding PLC (a)	15,060	648,032
Forest Products - 1.0%
Louisiana-Pacific Corp.	70,830	5,571,488
Gas Utilities - 0.1%
UGI Corp.	17,138	591,946
See Notes to Schedule of Investments.

State Street Institutional Small-Cap Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Gold - 0.0%*
Coeur Mining, Inc.	10,070	$164,342
Health Care REITs - 0.2%
Community Healthcare Trust, Inc.	72,021	1,316,544
Healthcare Distributors - 0.5%
AdaptHealth Corp. (a)	235,379	2,452,649
Healthcare Equipment - 3.1%
AtriCure, Inc. (a)	57,700	1,614,446
Envista Holdings Corp. (a)	91,667	2,415,425
Glaukos Corp. (a)	19,600	2,739,296
Globus Medical, Inc., Class A (a)	18,500	1,461,685
Integer Holdings Corp. (a)	18,864	1,762,841
IRhythm Holdings, Inc. (a)	8,160	970,632
LeMaitre Vascular, Inc.	5,659	543,038
LivaNova PLC (a)	6,290	517,227
Penumbra, Inc. (a)	7,300	2,304,975
Procept Biorobotics Corp. (a)	62,000	1,399,960
SI-BONE, Inc. (a)	61,300	1,000,416
		16,729,941
Healthcare Facilities - 1.3%
Acadia Healthcare Co., Inc. (a)	78,883	2,329,415
Sonida Senior Living, Inc. (a)	14,338	584,991
U.S. Physical Therapy, Inc.	62,515	4,293,530
		7,207,936
Healthcare Services - 1.3%
Addus HomeCare Corp. (a)	5,250	527,467
BrightSpring Health Services, Inc. (a)	3,970	276,868
Castle Biosciences, Inc. (a)	49,283	1,175,400
Guardant Health, Inc. (a)	5,710	856,671
Hinge Health, Inc., Class A (a)	21,308	1,768,564
RadNet, Inc. (a)	41,921	2,585,268
		7,190,238
Healthcare Supplies - 0.4%
ICU Medical, Inc. (a)	3,365	493,309
Merit Medical Systems, Inc. (a)	25,300	1,754,302
		2,247,611
Healthcare Technology - 0.3%
HeartFlow, Inc. (a)	45,600	1,337,904
Simulations Plus, Inc. (a)	19,262	352,687
		1,690,591
Heavy Electrical Equipment - 0.3%
Bloom Energy Corp., Class A (a)	2,785	843,019
Forgent Power Solutions, Inc. (a)	10,630	593,792
		1,436,811
Home Building - 0.4%
Cavco Industries, Inc. (a)	785	482,288
Green Brick Partners, Inc. (a)	8,244	659,850
Installed Building Products, Inc.	1,741	400,152
M/I Homes, Inc. (a)	4,023	646,858
		2,189,148
	Number of Shares	Fair Value
Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc., Class A (a)	30,000	$1,780,800
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	208,282	2,468,142
Ryman Hospitality Properties, Inc.	1,720	221,106
		2,689,248
Hotels, Resorts & Cruise Lines - 0.4%
Target Hospitality Corp. (a)	16,640	338,790
Wyndham Hotels & Resorts, Inc.	24,000	2,021,040
		2,359,830
Human Resource & Employment Services - 0.5%
First Advantage Corp. (a)	141,954	2,562,270
Industrial Machinery & Supplies & Components - 5.9%
Enerpac Tool Group Corp.	182,464	6,543,159
Enpro, Inc.	3,938	1,484,350
Esab Corp.	29,950	2,953,969
Gates Industrial Corp. PLC (a)	26,137	731,052
Gorman-Rupp Co.	4,820	442,187
Helios Technologies, Inc.	16,106	1,437,461
ITT, Inc.	4,023	795,588
JBT Marel Corp.	8,000	1,160,000
Kadant, Inc.	14,645	4,601,898
Mueller Industries, Inc.	29,637	3,643,276
RBC Bearings, Inc. (a)	1,900	1,223,714
SPX Technologies, Inc. (a)	13,637	3,343,383
Standex International Corp.	6,050	2,163,904
Watts Water Technologies, Inc., Class A	2,900	1,135,205
		31,659,146
Industrial REITs - 0.9%
Americold Realty Trust, Inc.	34,024	534,857
EastGroup Properties, Inc.	14,565	2,949,850
First Industrial Realty Trust, Inc.	13,835	848,224
Lineage, Inc.	7,729	334,279
		4,667,210
Insurance Brokers - 0.4%
Baldwin Insurance Group, Inc. (a)	86,120	2,289,070
Internet Services & Infrastructure - 0.1%
Applied Digital Corp. (a)	8,140	303,622
Investment Banking & Brokerage - 1.6%
Houlihan Lokey, Inc.	3,626	486,355
Lincoln International, Inc. (a)	17,200	410,564
Marex Group PLC	5,400	329,130
Piper Sandler Cos.	6,834	494,372
PJT Partners, Inc., Class A	11,500	1,735,810
Raymond James Financial, Inc.	21,469	3,263,932
StoneX Group, Inc. (a)	15,400	1,824,900
		8,545,063
IT Consulting & Other Services - 0.1%
Quantinuum, Inc., Class A (a)	780	63,757
Unisys Corp. (a)	134,048	490,616
		554,373
See Notes to Schedule of Investments.

6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Leisure Facilities - 0.3%
Life Time Group Holdings, Inc. (a)	24,390	$996,088
Planet Fitness, Inc., Class A (a)	9,900	516,483
		1,512,571
Leisure Products - 0.3%
Acushnet Holdings Corp.	8,143	965,190
Polaris, Inc.	10,308	705,479
		1,670,669
Life Sciences Tools & Services - 2.4%
Adaptive Biotechnologies Corp. (a)	15,080	323,466
Azenta, Inc. (a)	56,368	1,438,512
BioLife Solutions, Inc. (a)	63,276	1,786,914
Bruker Corp.	63,423	3,816,796
ICON PLC (a)	5,831	1,012,903
Mesa Laboratories, Inc.	5,756	573,010
Repligen Corp. (a)	30,155	4,114,348
		13,065,949
Managed Healthcare - 0.1%
HealthEquity, Inc. (a)	5,430	490,438
Metal, Glass & Plastic Containers - 0.1%
Myers Industries, Inc.	15,303	540,349
Movies & Entertainment - 0.2%
IMAX Corp. (a)	20,990	836,661
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	23,664	1,222,246
Multi-Utilities - 0.1%
Avista Corp.	12,194	498,857
Office REITs - 0.8%
COPT Defense Properties	10,513	382,568
Cousins Properties, Inc.	93,946	2,816,501
Easterly Government Properties, Inc.	41,704	1,039,681
		4,238,750
Office Services & Supplies - 1.4%
MSA Safety, Inc.	43,865	7,657,952
Oil & Gas Equipment & Services - 1.2%
Atlas Energy Solutions, Inc.	23,716	393,923
Cactus, Inc., Class A	65,826	3,372,266
Kodiak Gas Services, Inc.	3,160	237,411
Oil States International, Inc. (a)	21,578	172,840
Solaris Energy Infrastructure, Inc.	22,338	1,797,315
TechnipFMC PLC	6,300	417,690
		6,391,445
Oil & Gas Exploration & Production - 1.7%
Chord Energy Corp.	4,841	553,326
Matador Resources Co.	49,400	2,459,132
Northern Oil & Gas, Inc.	104,090	1,889,234
Permian Resources Corp., Class A	21,410	394,158
Range Resources Corp.	18,435	685,598
SM Energy Co.	117,094	3,056,153
		9,037,601
	Number of Shares	Fair Value
Oil & Gas Refining & Marketing - 0.2%
CVR Energy, Inc.	12,960	$356,919
HF Sinclair Corp.	13,065	909,977
		1,266,896
Other Specialty Retail - 0.3%
Upbound Group, Inc.	19,207	407,573
Warby Parker, Inc., Class A (a)	38,733	1,175,159
		1,582,732
Personal Care Products - 0.3%
elf Beauty, Inc. (a)	24,073	1,781,402
Pharmaceuticals - 0.8%
ANI Pharmaceuticals, Inc. (a)	8,275	685,004
Axsome Therapeutics, Inc. (a)	4,310	1,054,959
Corcept Therapeutics, Inc. (a)	8,405	730,815
Indivior Pharmaceuticals, Inc. (a)	8,080	331,522
Ligand Pharmaceuticals, Inc. (a)	4,156	1,313,670
		4,115,970
Property & Casualty Insurance - 2.0%
AMERISAFE, Inc.	18,040	610,293
Hamilton Insurance Group Ltd., Class B	10,112	343,201
Kinsale Capital Group, Inc.	2,400	791,544
Palomar Holdings, Inc. (a)	22,766	2,877,395
RLI Corp.	52,177	3,082,095
Selective Insurance Group, Inc.	7,160	694,592
Skyward Specialty Insurance Group, Inc. (a)	41,500	2,421,525
		10,820,645
Publishing - 0.6%
John Wiley & Sons, Inc., Class A	63,314	3,071,362
Real Estate Services - 0.2%
Cushman & Wakefield Ltd. (a)	82,186	1,100,471
Regional Banks - 9.7%
1st Source Corp.	12,685	1,034,842
Atlantic Union Bankshares Corp.	13,951	590,267
Axos Financial, Inc. (a)	6,200	603,818
BancFirst Corp.	15,900	1,766,967
Bank OZK	20,111	1,047,582
BankUnited, Inc.	10,267	497,436
Central BanCo, Inc., Class A	53,520	1,625,938
Columbia Banking System, Inc.	83,646	2,680,854
Commerce Bancshares, Inc.	31,800	1,836,450
ConnectOne Bancorp, Inc.	16,921	565,838
Cullen/Frost Bankers, Inc.	30,276	4,678,248
CVB Financial Corp.	25,985	585,962
East West Bancorp, Inc.	4,564	589,167
Enterprise Financial Services Corp.	8,721	574,540
Equity Bancshares, Inc., Class A	12,547	614,678
First Financial Bankshares, Inc.	64,000	2,214,400
Five Star Bancorp	9,373	456,371
Fulton Financial Corp.	108,362	2,621,277
German American Bancorp, Inc.	34,400	1,632,624
See Notes to Schedule of Investments.

State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Home BancShares, Inc.	23,080	$658,934
Lakeland Financial Corp.	6,338	391,181
Live Oak Bancshares, Inc.	108,731	4,440,574
Metropolitan Bank Holding Corp.	7,231	714,134
National Bank Holdings Corp., Class A	23,242	1,032,642
Nicolet Bankshares, Inc.	6,500	1,075,035
Old Second Bancorp, Inc.	27,370	638,268
Origin Bancorp, Inc.	19,320	988,218
Preferred Bank	6,961	739,676
Prosperity Bancshares, Inc.	40,249	2,939,384
QCR Holdings, Inc.	9,303	905,647
Renasant Corp.	69,630	2,962,060
Stock Yards Bancorp, Inc.	17,700	1,353,519
Texas Capital Bancshares, Inc.	7,957	821,640
UMB Financial Corp.	10,241	1,462,005
Wintrust Financial Corp.	9,981	1,604,146
WSFS Financial Corp.	47,200	3,621,656
		52,565,978
Research & Consulting Services - 0.2%
ICF International, Inc.	3,221	234,682
Innodata, Inc. (a)	2,950	222,961
Planet Labs PBC (a)	15,440	511,527
		969,170
Restaurants - 2.0%
Brinker International, Inc. (a)	13,747	2,309,496
Cava Group, Inc. (a)	22,800	1,789,344
Cheesecake Factory, Inc.	21,588	1,717,110
Dutch Bros, Inc., Class A (a)	7,810	560,836
First Watch Restaurant Group, Inc. (a)	51,100	658,679
Shake Shack, Inc., Class A (a)	9,695	543,114
Texas Roadhouse, Inc.	8,415	1,626,030
Wingstop, Inc.	8,100	1,404,621
		10,609,230
Retail REITs - 0.2%
Kite Realty Group Trust	23,658	671,414
Phillips Edison & Co., Inc.	13,910	578,934
		1,250,348
Security & Alarm Services - 0.7%
Brink's Co.	40,440	3,821,176
Semiconductor Materials & Equipment - 1.2%
Axcelis Technologies, Inc. (a)	3,955	749,275
Ichor Holdings Ltd. (a)	5,935	666,382
MKS, Inc.	1,959	871,363
Onto Innovation, Inc. (a)	10,482	3,966,913
		6,253,933
Semiconductors - 2.3%
Allegro MicroSystems, Inc. (a)	9,034	628,947
Credo Technology Group Holding Ltd. (a)	4,700	1,278,165
Diodes, Inc. (a)	3,014	329,852
Lattice Semiconductor Corp. (a)	2,880	440,525
Power Integrations, Inc.	9,923	831,150
Rambus, Inc. (a)	23,440	3,111,426
Semtech Corp. (a)	20,476	3,314,041
Silicon Motion Technology Corp. ADR	845	281,664
SiTime Corp. (a)	2,560	1,908,634
	Number of Shares	Fair Value
Synaptics, Inc. (a)	1,780	$221,129
		12,345,533
Silver - 0.1%
Hecla Mining Co.	20,157	311,022
Single-Family Residential REITs - 0.0%*
UMH Properties, Inc.	14,919	225,874
Soft Drinks & Non-Alcoholic Beverages - 1.0%
Celsius Holdings, Inc. (a)	63,815	1,868,503
Primo Brands Corp., Class A	118,070	2,885,631
Vita Coco Co., Inc. (a)	8,780	580,709
		5,334,843
Specialized Consumer Services - 1.0%
Matthews International Corp., Class A	48,121	1,295,417
OneSpaWorld Holdings Ltd.	146,780	4,145,067
		5,440,484
Specialty Chemicals - 2.6%
Avient Corp.	81,396	3,008,396
HB Fuller Co.	11,970	697,731
Ingevity Corp. (a)	68,393	5,106,905
Quaker Chemical Corp.	16,274	2,585,451
Sensient Technologies Corp.	14,000	1,726,060
Solstice Advanced Materials, Inc.	12,605	1,116,803
		14,241,346
Steel - 0.4%
Commercial Metals Co.	30,057	1,886,077
Systems Software - 1.1%
Commvault Systems, Inc. (a)	22,000	3,118,060
Gitlab, Inc., Class A (a)	12,840	392,005
JFrog Ltd. (a)	3,500	318,080
Progress Software Corp. (a)	22,513	755,987
SentinelOne, Inc., Class A (a)	90,400	1,534,088
		6,118,220
Technology Distributors - 0.1%
Insight Enterprises, Inc. (a)	3,045	370,881
Technology Hardware, Storage & Peripherals - 0.8%
Corsair Gaming, Inc. (a)	95,122	919,830
Everpure, Inc., Class A (a)	40,300	3,175,237
		4,095,067
Timber REITs - 0.1%
Rayonier, Inc.	16,109	342,799
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	16,686	5,642,371
Herc Holdings, Inc.	5,013	718,564
SiteOne Landscape Supply, Inc. (a)	1,379	157,771
Transcat, Inc. (a)	11,200	1,039,024
		7,557,730
Transaction & Payment Processing Services - 0.6%
EVERTEC, Inc.	28,045	779,090
Flywire Corp. (a)	72,741	1,278,060
See Notes to Schedule of Investments.

8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Shift4 Payments, Inc., Class A (a)	28,374	$1,380,111
		3,437,261
Water Utilities - 0.1%
American States Water Co.	7,537	622,782
Total Common Stock (Cost $366,561,276)		499,373,770
Short-Term Investment - 7.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (c)(d) (Cost $38,489,805)	38,489,805	38,489,805
Total Investments (Cost $405,051,081)		537,863,575
Other Assets and Liabilities, net - 0.4%		2,370,171
NET ASSETS - 100.0%		$540,233,746

Other Information:

The Fund had the following long futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	September 2026	76	$11,281,529	$11,573,280	$291,751
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
See Notes to Schedule of Investments.

State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$499,373,770	$—	$—	$499,373,770
Short-Term Investment	38,489,805	—	—	38,489,805
Total Investments in Securities	$537,863,575	$—	$—	$537,863,575
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	291,751	—	—	291,751
Total Other Financial Instruments	$291,751	$—	$—	$291,751

Affiliate Table

	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	27,569,011	$27,569,011	$154,943,067	$144,022,273	$—	$—	38,489,805	$38,489,805	$821,471
See Notes to Schedule of Investments.

10	State Street Institutional Small-Cap Equity Fund

State Street Institutional Funds
Notes to Schedule of Investments
June 30, 2026 (Unaudited)
Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including registered investment companies that are exchange traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2026 is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily
11

State Street Institutional Funds
Notes to Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended June 30, 2026, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
12